Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual Equity Grant Timing
Employee and director equity award grants are made by the Committee during the normal course of committee meetings. Prior to each year, a schedule of committee meeting dates and activities, including planned equity grants, is approved by the Committee. Equity award grants are made at such meetings and effective on that date or at a specified future date, with any stock options issued at the closing price on the date of grant. From time to time, we may structure a new hire employment offer to include an equity grant with such grant being effective on the date of Committee approval or date of hire, if later.
The Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options to our named executive officers, or any other person, during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that disclosed material nonpublic information.

Award Timing Method	Prior to each year, a schedule of committee meeting dates and activities, including planned equity grants, is approved by the Committee. Equity award grants are made at such meetings and effective on that date or at a specified future date, with any stock options issued at the closing price on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false